Corporate debt (Tables)	9 Months Ended
Sep. 30, 2024
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of September 30, 2024, and December 31, 2023, is as follows:

	Balance as of September 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	1,002,727	1,050,816
Current	201,889	34,022
Total Corporate Debt	1,204,616	1,084,838

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of September 30, 2024, is as follows:

	Remainder of 2024	Between January and September 2025	Between October and December 2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	14	-	-	8,748	-	-	8,762
Revolving Credit Facility	797	-	114,718	-	-	-	115,515
Commercial Paper	45,551	32,076	-	-	-	-	77,627
2020 Green Private Placement	176	-	-	321,896	-	-	322,072
Note Issuance Facility 2020	-	-	-	-	154,068	-	154,068
Green Exchangeable Notes	-	113,346	-	-	-	-	113,346
Green Senior Notes	5,088	-	-	-	-	396,643	401,731
Other bank loans	1,868	2,973	1,842	2,308	1,657	847	11,495
Total	53,494	148,395	116,560	332,952	155,725	397,490	1,204,616

The repayment schedule for the corporate debt as of December 31, 2023, was as follows:

	2024	2025	2026	2027	2028	Total
	($ in thousands)
2017 Credit Facility	13	9,876	-	-	-	9,889
Revolving Credit Facility	261	54,427	-	-	-	54,688
Commercial Paper	25,691	-	-	-	-	25,691
2020 Green Private Placement	174	-	318,668	-	-	318,842
Note Issuance Facility 2020	-	-	-	152,356	-	152,356
Green Exchangeable Notes	2,108	110,020	-	-	-	112,128
Green Senior Notes	963	-	-	-	395,964	396,927
Other bank Loans	4,812	4,736	2,288	1,642	839	14,317
Total	34,022	179,059	320,956	153,998	396,803	1,084,838